Ordinary Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Ordinary Shares
15.	ORDINARY SHARES
As of December 31, 2021, the Company had 505,183,788 issued and outstanding ordinary shares after considering
the effects of the Share Subdivision as detailed in Note 2(a).
On November 18, 2021, the company announced a share repurchase program under which the Company may repurchase up to US$200,000 of its A
DSs
over the next twelve months through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations.
The Company repurchased 166,067 ADSs (equal to
 664,268
ordinary shares) from the open market with an aggregate purchase price of

RMB31,204 (US$4,897) during the year ended December 31,

2021. The repurchased shares
have not been
cancelled
by the end of 2021
and
are reflected
as treasury stock.